Auditor's remuneration paid to Pricewaterhouse Coopers LLP	12 Months Ended
Dec. 31, 2023
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Auditor's remuneration paid to Pricewaterhouse Coopers LLP
5. Auditor’s remuneration paid to Pricewaterhouse Coopers LLP

	2023 $m	2022 $m	2021 $m

Audit of the Financial Statements	7	6	4

Audit of subsidiaries	3	2	3

Other assurance services	1	1	1

	11	9	8

Under SEC regulations analysed as:

Audit	10	8	7

Other audit-related	1	1	1

	11	9	8